MFS(R) Variable Insurance Trust

                           MFS(R) Total Return Series

                      Supplement to the Current Prospectus

Effective November 28, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "IV-Management of the Fund" is hereby restated as follows, with respect to the Total Return Series only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund are set forth below. Further information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

Portfolio Manager            Primary Role                Since        Title and Five Year History

Nevin P. Chitkara            Large-Cap Value Equities    2006         Investment officer of MFS; employed in the
                             Portfolio Manager                        investment management area of MFS since 1997.

William P. Douglas           Mortgage Backed Debt        2004         Investment officer of MFS; employed in the
                             Securities Portfolio                     investment management area of MFS since 2004.
                             Manager                                  Vice President and Senior Mortgage Analyst at
                                                                      Wellington Management Co. LLP
                                                                      from 1994 to 2004.

Steven R. Gorham             Large-Cap Value Equities    2002         Investment officer of MFS; employed in the
                             Portfolio Manager                        investment management area of MFS since 1992.

Richard O. Hawkins           Debt Securities             2005         Investment officer of MFS; employed in the
                             Portfolio Manager                        investment management area of MFS since 1988.

Gregory W. Locraft, Jr.      Multi-Cap Value Equities    November     Investment officer of MFS; employed in the
                             Portfolio Manager           2007         investment management area of MFS since 1998.

Michael W. Roberge           Debt Securities             2002         Investment officer of MFS; employed in the
                             Portfolio Manager                        investment management area of MFS since 1996.

Brooks A. Taylor             Lead/Large-Cap Value        2004         Investment officer of MFS; employed in the
                             Equities Portfolio Manager               investment management area of MFS since 1996.

               The date of this Supplement is November 30, 2007.